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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

  (Address of principal executive offices)

                   (Zip code)

William K. Smith

RENAISSANCE CAPITAL GREENWICH FUNDS

Two Greenwich Plaza

Greenwich, Connecticut 06830

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds									Item 1, Exhibit A
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2005 through June 30, 2006
				Meeting			Proposed	Vote		For/Against
	Issuer	Ticker	Cusip	Date		Proposal(s)	by	Yes/No	Voted	Mgmt.
1	Republic Airways	RJET	760276105	08/08/05	1	Elect 9 to Board of Directors	Issuer	Yes	For	For

2	Coach	COH	189754104	11/02/05	1	Elect 7 to Board of Directors	Issuer	Yes	For	For
					2	Ammendment of COH Perf-based annual incentive plan	Issuer	Yes	For	For

3	SRA International	SRX	78464R105	10/28/05	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche as Independent Auditor	Issuer	Yes	For	For

4	Adams Respiratory	ARXT	00635P107	12/16/05	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Ratify Ernst & Young as Independent Auditor	Issuer	Yes	For	For

5	Gold Kist	GKIS	380614107	01/31/05	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Ratify KPMG as Independent Reg Pub Acct firm	Issuer	Yes	For	For

6	Herbalife	HLF	G4412G101	04/27/06	1	Elect 4 to Board	Issuer	Yes	For	For
					2	Ratify KPMG	Issuer	Yes	For	For

7	Knoll	KNL	498904200	05/02/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

8	Global Cash Access	GCA	378967103	04/27/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte Touche	Issuer	Yes	For	For

9	Ituran Location	ITRN	M615M104	04/20/06	1	Extend term of Ind. Director Israel Baron until 06/03/09	Issuer	Yes	For	For
					2	Extend term of Ind. Director Dr. Orna Ophir until 06/03/09	Issuer	Yes	For	For

10	CPFL Energia	CPL	63936L100	04/20/06	1	Vote on Financ. stmnts,	Issuer	Yes	For	For
					2	Approve appropriation of net income for F2005	Issuer	Yes	For	For

11	William Scotsman Int'l	WLSC	96950G102	04/27/06	1	Elect 3 to board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

12	CPFL Energia	CPL	63936L100	04/28/06	1	Elect members to Board	Issuer	Yes	For	For
					2	Establish mgmnts global comp. plan	Issuer	Yes	For	For
					3	Elect members to Fiscal council	Issuer	Yes	For	For
					4	Establish fiscal council comp. plan	Issuer	Yes	For	For
					5	Amend by-laws	Issuer	Yes	For	For

13	Basic Energy	BAS	06985P100	05/09/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify KPMG	Issuer	Yes	For	For

14	NAVTEQ Corp	NVT	63936L100	05/09/06	1	Elect 7 to Board	Issuer	Yes	For	For
					2	Approve amd/restated stock incentive plan	Issuer	Yes	For	For

15	Lazard LTD	LAZ	G54050102	05/09/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For

16	Dresser-Rand Group	DRC	261608103	05/09/06	1	Elect 8 to Board	Issuer	Yes	For	For
					2	Ratify PriceWaterhouseCoopers	Issuer	Yes	For	For

17	W&T Offshore	WTI	92922P106	05/16/06	1	Elect 6 to Board	Issuer	No	DNV*	DNV

18	American Commercial Lines	ACLI	025195207	05/16/06	1	Elect 7 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

19	ITC Holdings	ITC	465685105	05/17/06	1	Elect 4 to Board	Issuer	Yes	For	For
					2	Approve 2006 Long-term incentive plan	Issuer	Yes	For	For
					3	Approve ESOP Plan	Issuer	Yes	For	For

20	Bill Barrett Corp	BBG	06846N104	05/17/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For
					3	Vote on any other business as may properly come before board	Issuer	Yes	For	For

21	Foundation Coal	FCL	35039W100	05/18/06	1	Elect 8 to Board	Issuer	Yes	For	For
					2	Approve Ernst & Young	Issuer	Yes	For	For
					3	Amendment to Company's Amend/restated Certif of Incorp.	Issuer	Yes	For	For

22	Wright Express	WXS	98233Q105	05/19/06	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Propose ot apprv. Corp's 2005 Equity & Incentive Plan	Issuer	Yes	For	For
					3	Ratify Delloite & Touche	Issuer	Yes	For	For

23	Lincoln Educational Services	LINC	533535100	05/23/06	1	Elect 9 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For
					3	Approve Company's 2006 ESOP	Issuer	Yes	For	For

24	Optionsxpress	OXPS	684010101	5/24/2006	1	Elect 1 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

25	H&E Equipment	HEES	404030108	06/06/06	1	Elect 6 to Board	Issuer	Yes	For	For
					2	Apprv. ammendment to & restatement of 2006 Stock-based incentive plan	Issuer	Yes	For	For
					3	Ratify BDO Seidman as Independent reg public accts.	Issuer	Yes	For	For

26	Las Vegas Sands	LVS	517834107	06/07/06	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Ratify PriceWaterhouseCoopers	Issuer	Yes	For	For

27	Saifun Semiconductor	SFUN	M8233P102	06/08/06	1	Elect 2 to Board	Issuer	Yes	For	For
					2a	Authorize CEO to be Chairman of Board	Issuer	Yes	For	For
					2b	Controlling S/H	Issuer	Yes	N/A**	N/A
					4	Re-Appoint Kost, Forer, Gabbay & Kasierer as Ind Audit.	Issuer	Yes	For	For

28	NeuStar	NSR	64126X201	06/14/06	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

29	Ikanos Communications	IKAN	45173E105	06/13/06	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Ratify PriceWaterhouseCoopers	Issuer	Yes	For	For

* - DNV - did not vote
** - N/A - The proxy voting committee was unable to vote on these proposals because they required "Yes" or "No" responses, which the proxy does
	not permit.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)*    /S/ William K. Smith

         William K. Smith, President

Date 7/25/06

* Print the name and title of each signing officer under his or her signature.